UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2011


Item 1.  Report to Stockholders.

INFORMATION REGARDING CALVERT OPERATING COMPANY

NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each
operating company listed
below

Calvert Asset Management	Calvert Investment	Investment advisor to the
Company, Inc.	Management, Inc.	Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors,	Principal underwriter
	Inc.	and distributor for the
Calvert Funds

Calvert Administrative	Calvert Investment	Administrative services
Services Company	Administrative Services, Inc.	provider for the Calvert
Funds

Calvert Shareholder	Calvert Investment Services,	Shareholder servicing
Services, Inc.	Inc.	provider for the Calvert
Funds

Choose Planet-friendly E-delivery!

Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.

Just go to www.calvert.com. If you already have an online account at Calvert, click on My Account, and select the documents you would like to receive via e-mail.

If you’re new to online account access, click on Login/Register to open an online account. Once you’re in, click on the E-delivery sign-up at the bottom of the Account Portfolio page and follow the quick, easy steps. Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE
OFCONTENTS

1 President’s Letter

4 SRI Update

7 Portfolio Management Discussion

12 Shareholder Expense Example

14 Report of Independent Registerted Public Accounting Firm

15 Statement of Net Assets

33 Statement of Operations

34 Statements of Changes in Net Assets

36 Notes to Financial Statements

44 Financial Highlights

49 Explanation of Financial Tables

51 Proxy Voting and Availability of Quarterly Portfolio Holdings

52 Director and Officer Information Table

Dear Shareholder:

After a strong finish to 2010 and start of the new year, the U.S. economy lost its footing in the summer of 2011. Hope for a second-half rebound gave way to concerns we were heading into another recession as consumer insecurity, a weak job market, the looming sovereign debt crisis in Europe, and uncertainty about the direction of U.S. and European policy weighed on economic growth and turned markets into a roller coaster.

The final months of the reporting period were particularly difficult for equities amid significant market volatility in the financial markets. After U.S. government debt lost its Standard & Poor’s triple A rating for the first time in history, already anxious investors flocked to the relative safety of cash and Treasuries, despite very low short-term yields. In the end, third-quarter market turmoil more than erased stock market gains made through the first six months of 2011. In fact, the -13.87% third-quarter return for the Standard & Poor’s 500 Index was the biggest quarterly drop for that index since the financial meltdown in the fourth quarter of 2008.

The 2008-2009 Financial Crisis -- Where Are We Now?

There have been many media comparisons to the third quarter of 2008 recently, so I think it’s worth noting some key differences. Despite third-quarter events, equity markets are still generally ahead of where they were in the depths of the financial crisis, as the S&P 500 Index and Russell Mid-Cap Index returned an annualized 1.23% and 3.96% for the three-year period ended September 30, 2011. Also, unlike 2008, the stock market seems to be rebounding quickly, having regained much of the lost ground in the first two weeks of October.

While still high, the unemployment rate has decreased a full percentage point from its recession peak. And in a direct month-to-month comparison, the United States added 103,000 jobs in September 2011 (58,000 if you exclude the return of striking Verizon workers) versus losing 434,000 jobs in September 2008.1 In housing, builder confidence in the current market for new single-family homes as measured by the National Association of Home Builders/Wells Fargo Housing Market Index (HMI) rose four points to 18 for October 2011--a sign that pockets of recovery in housing may be starting to emerge across the country. The HMI index is also four points higher than it was in October 2008.

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 1

Energy prices have fallen, too--after soaring to $150 a barrel, crude oil hovered around $80 a barrel at the end of September 2011. While prices at the pump did not decrease proportionately, they are lower, which is good for consumers’ wallets and oil-dependent industries. In fact, reports show retail sales have notched up in recent weeks--a sign that consumers are starting to spend a bit more freely now. And although household debt still exceeds consumers’ after-tax income, it fell 12% between its record high in September 2007 and June of this year.2 The bottom line is that economic recovery may continue to be more two-steps-forward-one-step-back rather than the straight line progress we’d all prefer, but the recovery is happening. In the meantime, the expertise of your Calvert fund managers will help guide your investments through the ups and downs that may lie ahead.

Board Diversity and Company Competitiveness

As always, we filed several shareholder resolutions this year asking companies to consider diverse candidates during their board selection. Most were successfully withdrawn after the companies agreed to add specific considerations of race, gender and ethnicity to their selection process. However, Urban Outfitters was one of two companies that opposed the resolution that we filed.

Unlike its five biggest apparel-industry competitors, Urban Outfitters doesn’t have any women or minorities on its board. This is particularly disconcerting since 53% of its North American net retail store sales in fiscal 2011 came from its Anthropologie and Free People stores for women. Of course, the Urban Outfitters flagship store heavily caters to women too. Smart companies understand the importance of having management that reflects their target audiences and Urban Outfitters is certainly missing the mark.

We pressed on and 22% of shareholders voted in favor of the resolution. The battle received a good deal of attention in the press, although it remains to be seen if the company will heed the call of its shareholders.

Your Financial Advisor Is Always Available

It’s easy to be a long-term investor when markets are strong. The challenge is to remain one when markets are going through a protracted period of uncertainty. While it may take longer than we’d like, markets have always recovered in the past and I am confident they will do so again. These cycles are simply the nature of the market.

In times like these, it’s best to stay the course, maintaining a well-diversified mix of U.S. and international stocks, bonds, and cash appropriate for your goals and risk tolerance. However, if you think your financial needs or risk tolerance have changed, your financial advisor is always available to discuss your concerns.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 2

We also invite you to visit our website, www.calvert.com, for fund information, portfolio updates, and commentary from Calvert professionals. As always, we thank you for entrusting your investments to Calvert.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Investments, Inc.

October 2011

1 Bureau of Labor Statistics

2 Center for American Progress, Economic Snapshot for September 2011

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 3

As always, Calvert continues to work hard to ensure you have a say in the responsible management of environmental, social, and governance (ESG) factors for the companies in which we invest. Below are highlights of our accomplishments during the reporting period.

Climate Change

As the impacts of climate change become increasingly apparent, the consequences on vulnerable, impoverished communities around the world cannot be ignored. Even with aggressive mitigation efforts, many will still experience dire effects from more severe weather-related disasters, increased food and water insecurity, increased scarcity of natural resources, and negative health effects. While many communities have begun to prepare, businesses can contribute to--and benefit from--preparation as well.

To that end, Calvert has joined with leading companies such as Entergy, Green Mountain Coffee Roasters, Levi Strauss, Limited Brands, Starbucks, and Swiss Re to launch the Partnership for Resilience and Environmental Preparedness (PREP) to promote business practices that help companies and communities gear up for the impact of climate change. It also advocates for public policies to mitigate climate variability, weather extremes, and other consequences of a changing climate.

Overall Shareholder Advocacy Efforts

Calvert filed 38 resolutions in the 2011 proxy season, 28 of which were successfully withdrawn after companies agreed to the terms of the resolution. The most popular topics were sustainability reporting, climate change risks, and climate principles.

Majority Vote in Director Elections

Shareholders’ role in electing a board of directors is a fundamental part of ensuring accountability. Unfortunately, many companies weaken this role by conducting elections under a plurality rather than a majority standard—which essentially means a director nominee can be elected with only his or her own affirmative vote.

Calvert filed four shareholder proposals calling for companies to adopt majority voting this year. Those at Plains Exploration and Production, Global Payments, and Agco were withdrawn after the companies agreed to the requested changes. Hansen Natural responded with minor improvements to their election process. But we felt they were insufficient, so we kept the resolution on the ballot and 48% of shareholders voted in favor of it.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 4

Update on Board Diversity

Persuading companies to make their boards more representative of their customers, employees, and other target audiences continues to be an important initiative. In August, Calvert Senior Sustainability Analyst Aditi Mohapatra published an article in Forbes magazine, “Are There Really Boards With No Women?” The article highlighted the fact that women still hold only 18% of corporate board posts at S&P 100 companies, despite a growing body of evidence proving the business case for diverse boards.

Also, five resolutions seeking a proactive commitment to include women and minorities as part of every board director search were filed this year. Three were successfully withdrawn before the annual meeting. The remaining two—at Urban Outfitters and American Financial Group—received strong support with 22% and 27% of shareholders votes.

First U.S. Automaker Added to Calvert Social Index

Another notable event was Ford Motor becoming the first U.S. automaker to qualify for Calvert Signature Funds and be added to the Calvert Social Index. Ford has emerged in recent years as the fuel efficiency leader among the big three U.S. auto manufacturers. A review of Ford’s key industry impacts, as well as our engagement with the company over the past four years, ensured that it met our environment, social, and governance (ESG) criteria for investment.

While we remain concerned about the overall impact of automobile companies on issues such as greenhouse emissions, we believe Ford and the foreign automakers Calvert invests in are taking meaningful steps to reduce the negative environmental impacts of their products. Of course, we will continue to seek improvement on key issues by working with senior management of all these companies.

Community Investments

Many of our Funds participate in Calvert’s High Social Impact Investing program, which is administered through the Calvert Foundation. This community investment program may allocate a small percentage of Fund assets at below-market interest rates to investments that provide economic opportunity for struggling populations.1 One such company receiving funding through the Foundation is Seedco Financial Services, which supports small businesses in under-served communities and those owned by women and minorities such as Telecom Transport Services in Birmingham, Alabama. Last year, owner Sue Watkins landed a large contract to transport costly telecommunication equipment that required the company to move to a new warehouse, lease new equipment, and hire additional staff. A $25,000 microloan from Seedco allowed her to make the necessary investments. Now the company enjoys continued growth and is creating jobs in her community.

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 5

Special Equities

A modest but important portion of certain funds is allocated to small private companies that aim to provide market-rate returns while developing products or services that address important sustainability or environmental issues.

One recent investment was PresenceLearning, a firm that provides live, online speech therapy to students via web-based video conference technology.2 A national shortage of speech therapists prevents many students with severe communication disorders from receiving therapy. Now, the company’s distributed network technology enables specialists to serve more students in a more cost-efficient manner.

Another investment was DBL Equity Fund–BAEF II, L.P.2 DBL is a women-led firm with a “Double Bottom Line” strategy to invest in companies that aim to deliver top-tier venture capital returns while working with these companies to create social, environmental, and economic improvement in the regions where they operate.

1 As of September 30, 2011, Calvert Social Investment Foundation (“Calvert Foundation” or “Foundation”) Community Investment Notes represented the following percentages of Fund net assets: Calvert Capital Accumulation Fund 0.79%, Calvert International Equity Fund 1.48%, and Calvert Small Cap Fund 0.57%. The Calvert Foundation is a 501(c)(3) nonprofit organization. The Foundation’s Community Investment Note Program is not a mutual fund and should not be confused with any Calvert Investment-sponsored investment product.

2 As of September 30, 2011, PresenceLearning and DBL Equity Fund represented 0.01% and 0.02% of Calvert Equity Portfolio. All holdings are subject to change without notice.

As of September 30, 2011, the following companies represented the following percentages of net assets: Entergy 0% of all funds, Green Mountain Coffee Roasters 0.17% of Calvert Social Index Fund, Levi Strauss 0% of all funds, Limited 0.15% of Calvert Social Index Fund, Starbucks 0.41% of Calvert Social Index Fund, Swiss Re 0% of all funds, Plains Exploration 0.05% of Calvert Social Index Fund, Global Payments 0.05% of Calvert Social Index Fund, Agco 0.05% of Calvert Social Index Fund, Hansen Natural 0.09% of Calvert Social Index Fund, Urban Outfitters 0% of all funds, American Financial Group 0.04% of Calvert Social Index Fund, and Ford 0.53% of Calvert Social Index Fund. All holdings are subject to change without notice.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 6

	CALVERT SOCIAL
	INDEX FUND
	September 30, 2011
	Investment performance
	(total return at NAV*)
		6 months ended	12 months ended

		9/30/2011	9/30/2011
	Class A	-13.53%	-0.57%
	Class B	-14.02%	-1.60%

	Class C	-14.02%	-1.60%
Performance	Class I	-13.34%	-0.06%
Calvert Social Index Fund Class A shares (at NAV) returned -0.57% for the 12-month period ended September 30, 2011. The Fund
underperformed its benchmark, the Calvert
Social Index (CSI), which posted a return of
0.09% for the period. The difference was pri-
marily the result of fund expenses, which an
index does not incur.
	Calvert Social Index	-13.27%	0.09%

	Lipper Multi-Cap
	Core Funds Average	-17.04%	-2.36%

Investment Climate	Ten Largest Stock Holdings

A strong performance by equity markets in
the fourth quarter of 2010 and modest gains
in the first half of 2011 were largely erased by
stocks’ dismal performance in the third quar-
ter of 2011. Despite healthy earnings from
became the focus of attention and weighed on
investor sentiment.

Over the past four quarters, the Standard &
Poor’s (S&P) 500 and Russell 1000 Indices
returned 1.14% and 0.91%, respectively.
International stocks fared considerably worse
with the MSCI EAFE IMI and MSCI
Emerging Markets IMI Indices returning
-8.51% and -16.46%, respectively. Small caps
underperformed large caps, with the Russell
2000 Index returning -3.53%, and growth
stocks significantly outperformed value stocks
with the Russell 1000 Growth Index return-
ing 3.78% compared to -1.89% for the
Russell 1000 Value Index.

		% of net assetS
	Apple, Inc.		5.2%
	International Business
	Machines Corp.		3.1%
	Microsoft Corp.		2.7%
	Johnson & Johnson		2.6%
	Procter & Gamble Co.		2.6%
	AT&T, Inc.		2.5%
	Coca-Cola Co.		2.1%
	Google, Inc.		1.9%
	Wells Fargo & Co.		1.8%
	JPMorgan Chase & Co.		1.7%

	Total		26.2%

	*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 7

The period was also marked by U.S. investor rotation toward more defensive sectors. Within the Russell 1000 Index, the Utilities and Consumer Staples sectors led, while the more cyclical Financials and Materials lagged. Financials was by far the worst-performing sector, returning -15.28% for the reporting period. However, as we write this in mid-October, we believe the U.S. financial industry may have seen the worst of the sell-off. While still exposed to risks from the eurozone and new regulations, we believe U.S. financial companies may experience a bounce in the remaining months of 2011.

In general, U.S. companies, led by those in the Technology and Health Care sectors, continued to show financial strength and to rely on their healthy balance sheets and impressive cash reserves for mergers and acquisitions.

The eurozone crisis continued to unfold, weighed down by struggling peripheral economies. Although leaders attempted to assure investors that the proposed long-term solutions to the debt crisis were viable, the fear of contagion intensified. Germany and France braced for a Greek default by taking steps to insulate their financial institutions from large losses. While we don’t see a high probability of a Greek default driving the U.S. into recession, the possibility still seemed to drive market sentiment.

European bank stocks continued to be among those most adversely impacted by the eurozone debt crisis, driven by longer-term funding stress, as well as by U.S. money market funds’ further reductions in their exposure to these banks.

The S&P downgrade of U.S. government debt on August 5 was another blow to investor confidence, contributing to a global equity market sell-off and pushing U.S. Treasury yields down as risk aversion in the markets increased. The resulting equity market volatility was also fed by concerns about the political stalemate in Washington, the European sovereign debt issues, and a significant slowdown in U.S. economic growth—or, more ominously, the possibility of a double-dip recession in the United States.

After the completion of QE2 in June, the Federal Reserve (Fed) supplemented its accommodative policy with the well-timed September 21 announcement of “operation twist,” a plan to sell $400 billion in short-term Treasuries while purchasing the same amount of longer-term Treasuries. This could boost investment and refinancing in the U.S. by reducing long-term interest rates. The Fed also promised to keep interest rates low for the next two years. However, the announcement was accompanied by alarming statements about U.S. economic weakness, which further unsettled markets.

In fact, worries about anemic global economic growth intensified over the last 12 months, with U.S. gross domestic product (GDP) growth numbers revised down for the first half of the year to less than a 1% average annual growth rate, according to the Bureau of Economic Analysis.

Figures from the Bureau of Labor Statistics showed the unemployment rate remained at 9.1% in August. Jobs data is likely to be a lagging indicator of economic activity in this economic cycle and may not improve until other economic indicators are more firmly positive.

Although the secular upward trend in commodity prices may persist in the long term,

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 8

Growth of $10,000

The graph below shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods. The results shown are for Classes A, B, C and I shares and reflect the deduction of the maximum front-end sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.01%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 9

decreasing commodity prices are a positive for global economic growth in the near term. A continued price break should reduce risks of top-line inflation, lift the drag on economic growth, and provide additional stability to the Fed’s actions.

In China, inflation eased somewhat in August but the threat of inflation still looms and may make it difficult for that country and other emerging economies to implement more accommodative monetary policy in the near-term. However, recent industrial production numbers in China were positive and although manufacturing data was slightly contractionary, it was not at hard landing levels.

One of the stronger headwinds to U.S. economic growth, the housing market, seemed to be stabilizing, helped by historically low mortgage rates and home prices, which could provide a considerable boost to consumer confidence. The U.S. manufacturing sector continued to be strong, with better than expected data in September.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy with the objective of matching the day-today performance of the CSI as closely as possible. We do this by buying all, or virtually all, of the stocks in the CSI and holding them in the same proportion. Variation in the Fund’s total return generally reflects the variation in the total return of the CSI.

Information Technology, Financials, Health Care, and Consumer Discretionary are the four largest sectors in the CSI, accounting for almost

CALVERT SOCIAL INDEX FUND
September 30, 2011
Average Annual Total Returns

Class A Shares	(with max. load)
One year	-5.27%
Five year	-3.26%
Ten year	0.98%

Class B Shares	(with max. load)
One year	-6.52%
Five year	-3.48%
Ten year	0.45%

Class C Shares	(with max. load)
One year	-2.58%
Five year	-3.28%
Ten year	0.47%

Class I Shares
One year	-0.06%
Five year	-1.77%
Ten year	1.95%

% of Total
ECONOMIC SECTORS	Investments
Consumer Discretionary	12.3%
Consumer Staples	11.7%
Energy	2.5%
Financials	15.6%
Government	0.6%
Health Care	11.3%
Industrials	7.7%
Information Technology	30.7%
Materials	1.6%
Telecommunication Services	3.7%
Time Deposit	0.9%
Utilities	1.4%
Total	100%

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 10

70% of its value, on average, over the reporting period. Therefore, performance in these sectors has a significant impact on overall performance.

Financials was the worst-performing sector in the CSI, down almost 17% for the reporting period. Information Technology, Health Care, and Consumer Discretionary returns were all positive.

Utilities was the best performer, up more than 17%, while Consumer Staples followed with a 10% return. On the other hand, the Industrials sector hurt performance, with a decline of nearly 9%.

Outlook

While we may see further volatility in the equity markets, those who step in to buy the dips in a time of uncertainty could have the potential for greater returns. Combined with generally positive U.S. economic data and attractive equity valuations--the 12-month forward price/earnings ratio for the S&P 500 Index was 10.61 after market close on September 30--as well as signs that China’s growth momentum has not stalled, we continue to believe the market can see a healthy recovery in the next few months. We remain cautiously optimistic on U.S. economic growth, albeit less so on European and global growth.

We also believe the U.S. earnings season that started in October is likely to provide positive earnings surprises and serve as a positive catalyst for the U.S. and possibly global equity markets, especially given current valuation levels, which may present some of the best buying opportunities in the equity markets.

October 2011

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 11

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 12

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	4/1/11	9/30/11	4/1/11 - 9/30/11
Class A
Actual	$1,000.00	$864.70	$3.51
Hypothetical	$1,000.00	$1,021.31	$3.80
(5% return per
year before expenses)

Class B
Actual	$1,000.00	$859.80	$8.16
Hypothetical	$1,000.00	$1,016.29	$8.85
(5% return per
year before expenses)

Class C
Actual	$1,000.00	$859.80	$8.16
Hypothetical	$1,000.00	$1,016.29	$8.85
(5% return per
year before expenses)

Class I
Actual	$1,000.00	$866.60	$0.98
Hypothetical	$1,000.00	$1,024.02	$1.07
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.75%, 1.75%, 1.75%, and 0.21% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Calvert Social Index Series, Inc. and Shareholders of Calvert Social Index Fund:

We have audited the accompanying statement of net assets of the Calvert Social Index Fund (the Fund), the sole series of the Calvert Social Index Series, Inc., as of September 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Social Index Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 28, 2011

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 14

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 98.3%	SHARES	VALUE
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	1,517	$50,228
Hexcel Corp.*	1,582	35,057
Rockwell Collins, Inc.	2,492	131,478
Spirit AeroSystems Holdings, Inc.*	1,920	30,624
		247,387

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc	2,620	179,391
Expeditors International of Washington, Inc.	3,425	138,884
FedEx Corp	4,645	314,374
United Parcel Service, Inc., Class B	11,636	734,813
		1,367,462

Airlines - 0.3%
Alaska Air Group, Inc.*	581	32,704
Delta Air Lines, Inc.*	13,603	102,023
JetBlue Airways Corp.*	3,981	16,322
Southwest Airlines Co	12,922	103,893
US Airways Group, Inc.*	2,618	14,399
		269,341

Auto Components - 0.5%
BorgWarner, Inc.*	1,729	104,657
Gentex Corp.	2,331	56,061
Johnson Controls, Inc	10,738	283,161
Tenneco, Inc.*	971	24,867
TRW Automotive Holdings Corp.*	1,651	54,037
Visteon Corp.*	828	35,604
		558,387

Automobiles - 0.7%
Ford Motor Co.*	58,885	569,418
Harley-Davidson, Inc	3,734	128,188
		697,606

Beverages - 3.8%
Coca-Cola Co.	33,632	2,272,178
Dr Pepper Snapple Group, Inc.	3,487	135,226
Hansen Natural Corp.*	1,117	97,503
PepsiCo, Inc	25,133	1,555,732
		4,060,639

Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc.*	2,948	188,849
Alkermes plc*	1,519	23,180
Amgen, Inc.	14,740	809,963
Amylin Pharmaceuticals, Inc.*	2,041	18,838

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 15

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Biotechnology - Cont’d
Biogen Idec, Inc.*	3,821	$355,926
Cepheid, Inc.*	1,007	39,102
Cubist Pharmaceuticals, Inc.*	951	33,589
Dendreon Corp.*	2,340	21,060
Gilead Sciences, Inc.*	12,187	472,856
Human Genome Sciences, Inc.*	3,044	38,628
Incyte Corp.*	1,582	22,101
InterMune, Inc.*	976	19,715
Myriad Genetics, Inc.*	1,471	27,567
Onyx Pharmaceuticals, Inc.*	990	29,710
Regeneron Pharmaceuticals, Inc.*	1,154	67,163
United Therapeutics Corp.*	809	30,329
Vertex Pharmaceuticals, Inc.*	3,325	148,095
		2,346,671

Building Products - 0.1%
A.O. Smith Corp.	626	20,051
Lennox International, Inc.	833	21,475
Masco Corp.	5,739	40,861
Owens Corning*	1,913	41,474
		123,861

Capital Markets - 2.6%
Affiliated Managers Group, Inc.*	830	64,782
Bank of New York Mellon Corp	19,596	364,290
BlackRock, Inc	1,557	230,452
Charles Schwab Corp	16,266	183,318
E*Trade Financial Corp.*	4,165	37,943
Eaton Vance Corp.	1,856	41,333
Federated Investors, Inc., Class B	1,584	27,768
Franklin Resources, Inc	2,355	225,232
Goldman Sachs Group, Inc	6,736	636,889
Greenhill & Co., Inc	478	13,666
Invesco Ltd.	7,246	112,385
Janus Capital Group, Inc.	2,860	17,160
Jefferies Group, Inc	2,324	28,841
Legg Mason, Inc.	2,201	56,588
Northern Trust Corp.	3,432	120,051
SEI Investments Co.	2,485	38,219
State Street Corp	7,928	254,964
Stifel Financial Corp.*	865	22,974
T. Rowe Price Group, Inc	4,050	193,468
TD Ameritrade Holding Corp.	3,769	55,423
Waddell & Reed Financial, Inc	1,372	34,314
		2,760,060

Chemicals - 1.1%
Air Products & Chemicals, Inc.	3,136	239,496
Airgas, Inc.	1,048	66,883
Ecolab, Inc.	3,686	180,209
International Flavors & Fragrances, Inc.	1,311	73,705
Nalco Holding Co.	2,247	78,600

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 16

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Chemicals - Cont’d
Praxair, Inc	4,796	$448,330
Sensient Technologies Corp	767	24,966
Sigma-Aldrich Corp.	1,671	103,251
		1,215,440

Commercial Banks - 4.4%
Associated Banc-Corp	2,652	24,664
Bank of Hawaii Corp	760	27,664
BB&T Corp	10,924	233,009
BOK Financial Corp	433	20,303
CapitalSource, Inc	4,823	29,613
CIT Group, Inc.*	3,159	95,939
City National Corp	786	29,679
Comerica, Inc.	3,223	74,032
Commerce Bancshares, Inc.	1,277	44,376
Cullen/Frost Bankers, Inc.	905	41,503
East West Bancorp, Inc	2,404	35,844
Fifth Third Bancorp	14,482	146,268
First Horizon National Corp.	4,353	25,944
FirstMerit Corp	1,651	18,755
Fulton Financial Corp	3,246	24,832
Hancock Holding Co	1,251	33,502
Huntington Bancshares, Inc	13,984	67,123
IBERIABANK Corp.	434	20,424
KeyCorp.	15,022	89,080
M&T Bank Corp	2,018	141,058
PNC Financial Services Group, Inc.	8,310	400,459
Popular, Inc.*	16,621	24,931
Prosperity Bancshares, Inc	734	23,987
Regions Financial Corp	20,412	67,972
Signature Bank*	664	31,693
SunTrust Banks, Inc.	8,462	151,893
SVB Financial Group*	649	24,013
Synovus Financial Corp.	10,724	11,475
TCF Financial Corp.	2,422	22,186
UMB Financial Corp.	499	16,008
Umpqua Holdings Corp.	1,841	16,182
US Bancorp	30,205	711,026
Valley National Bancorp	2,713	28,731
Webster Financial Corp.	1,070	16,371
Wells Fargo & Co	78,725	1,898,847
Westamerica Bancorporation	469	17,972
Zions Bancorporation	2,985	41,999
		4,729,357

Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	1,706	42,786
Covanta Holding Corp.	2,075	31,519
Herman Miller, Inc	868	15,502
Pitney Bowes, Inc	3,055	57,434
RR Donnelley & Sons Co.	3,018	42,614
United Stationers, Inc.	758	20,657
		210,512

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 17

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Communications Equipment - 3.5%
Acme Packet, Inc.*	876	$37,309
Adtran, Inc	1,056	27,942
Arris Group, Inc.*	1,858	19,137
Aruba Networks, Inc.*	1,438	30,069
Ciena Corp.*	1,483	16,610
Cisco Systems, Inc.	87,565	1,356,382
F5 Networks, Inc.*	1,293	91,868
Harris Corp	2,044	69,843
InterDigital, Inc.	683	31,814
JDS Uniphase Corp.*	3,528	35,174
Juniper Networks, Inc.*	8,340	143,948
Motorola Mobility Holdings, Inc.*	4,649	175,639
Motorola Solutions, Inc.	4,812	201,623
Plantronics, Inc.	774	22,020
Polycom, Inc.*	2,882	52,942
QUALCOMM, Inc.	26,536	1,290,446
Riverbed Technology, Inc.*	2,449	48,882
Tellabs, Inc.	5,458	23,415
Viasat, Inc.*	677	22,551
		3,697,614

Computers & Peripherals - 7.5%
Apple, Inc.*	14,646	5,582,762
Dell, Inc.*	26,272	371,749
Diebold, Inc	1,091	30,013
EMC Corp.*	32,588	684,022
Hewlett-Packard Co	32,767	735,619
Lexmark International, Inc.*	1,250	33,788
NCR Corp.*	2,515	42,478
NetApp, Inc.*	5,923	201,027
QLogic Corp.*	1,782	22,596
SanDisk Corp.*	3,765	151,918
Seagate Technology plc	6,628	68,136
Western Digital Corp.*	3,671	94,418
		8,018,526

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,585	28,007
EMCOR Group, Inc.*	1,057	21,489
Quanta Services, Inc.*	3,334	62,646
		112,142

Construction Materials - 0.0%
Eagle Materials, Inc	678	11,289

Consumer Finance - 1.3%
American Express Co.	16,819	755,173
Capital One Financial Corp	7,209	285,693
Discover Financial Services	8,591	197,078
SLM Corp.	8,265	102,899
		1,340,843

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 18

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Containers & Packaging - 0.3%
AptarGroup, Inc.	1,002	$44,759
Ball Corp.	2,628	81,521
Bemis Co., Inc.	1,633	47,863
Owens-Illinois, Inc.*	2,662	40,249
Sealed Air Corp	2,520	42,084
Sonoco Products Co.	1,585	44,745
		301,221

Distributors - 0.1%
Genuine Parts Co.	2,533	128,676

Diversified Consumer Services - 0.2%
Coinstar, Inc.*	493	19,720
DeVry, Inc.	987	36,479
ITT Educational Services, Inc.*	463	26,660
Sotheby’s	1,050	28,948
Strayer Education, Inc	189	14,491
Weight Watchers International, Inc.	485	28,251
		154,549

Diversified Financial Services - 3.2%
Bank of America Corp.	159,327	975,081
CME Group, Inc.	1,008	248,371
IntercontinentalExchange, Inc.*	1,162	137,418
JPMorgan Chase & Co.	61,598	1,855,332
Moody’s Corp	3,117	94,913
NYSE Euronext	4,139	96,190
The NASDAQ OMX Group, Inc.*	2,242	51,880
		3,459,185

Diversified Telecommunication Services - 3.0%
AboveNet, Inc.	371	19,886
AT&T, Inc.	93,857	2,676,802
CenturyLink, Inc.	9,696	321,131
Frontier Communications Corp	15,762	96,306
tw telecom, Inc.*	2,377	39,268
Windstream Corp.	8,056	93,933
		3,247,326

Electric Utilities - 0.2%
Cleco Corp.	966	32,979
Hawaiian Electric Industries, Inc.	1,459	35,425
IDACORP, Inc	751	28,373
ITC Holdings Corp.	799	61,867
Portland General Electric Co.	1,189	28,167
		186,811

Electrical Equipment - 1.1%
Acuity Brands, Inc.	658	23,714
AMETEK, Inc.	2,540	83,744
Belden, Inc	752	19,394
Brady Corp.	763	20,166
Cooper Industries plc	2,607	120,235

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 19

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Electrical Equipment - Cont’d
Emerson Electric Co.	11,765	$486,012
General Cable Corp.*	778	18,166
GrafTech International Ltd.*	2,138	27,153
Hubbell, Inc., Class B	827	40,969
Regal-Beloit Corp.	629	28,544
Rockwell Automation, Inc.	2,262	126,672
Roper Industries, Inc	1,545	106,466
Thomas & Betts Corp.*	849	33,884
Woodward, Inc.	942	25,811
		1,160,930

Electronic Equipment & Instruments - 1.1%
Amphenol Corp.	2,730	111,302
Anixter International, Inc	477	22,629
Arrow Electronics, Inc.*	1,907	52,976
Avnet, Inc.*	2,411	62,879
Corning, Inc.	24,713	305,453
Dolby Laboratories, Inc.*	883	24,230
Flextronics International Ltd.*	11,756	66,186
FLIR Systems, Inc	2,516	63,026
Ingram Micro, Inc.*	2,608	42,067
Itron, Inc.*	637	18,792
Jabil Circuit, Inc.	3,254	57,889
Molex, Inc.	1,035	21,083
National Instruments Corp.	1,465	33,490
TE Connectivity Ltd	6,846	192,646
Tech Data Corp.*	736	31,817
Trimble Navigation Ltd.*	1,999	67,066
Vishay Intertechnology, Inc.*	2,309	19,303
		1,192,834

Energy Equipment & Services - 0.7%
Bristow Group, Inc.	555	23,549
Cameron International Corp.*	3,846	159,763
CARBO Ceramics, Inc.	322	33,015
Core Laboratories NV	732	65,755
Dril-Quip, Inc.*	582	31,376
Exterran Holdings, Inc.*	1,002	9,739
FMC Technologies, Inc.*	3,791	142,542
Helix Energy Solutions Group, Inc.*	1,707	22,362
Key Energy Services, Inc.*	2,356	22,358
Lufkin Industries, Inc	489	26,020
Noble Corp.*	4,110	120,628
SEACOR Holdings, Inc	371	29,758
Tidewater, Inc	822	34,565
Unit Corp.*	751	27,727
		749,157

Food & Staples Retailing - 2.2%
Casey’s General Stores, Inc.	608	26,539
Costco Wholesale Corp	6,916	567,942
CVS Caremark Corp.	21,246	713,441
Ruddick Corp.	657	25,616

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 20

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Food & Staples Retailing - Cont’d
Safeway, Inc.	5,529	$91,947
SUPERVALU, Inc.	3,381	22,518
Sysco Corp	9,308	241,077
United Natural Foods, Inc.*	779	28,854
Walgreen Co.	14,304	470,459
Whole Foods Market, Inc.	2,470	161,316
		2,349,709

Food Products - 1.6%
Campbell Soup Co	3,135	101,480
Corn Products International, Inc.	1,180	46,303
Darling International, Inc.*	1,876	23,619
Flowers Foods, Inc.	2,265	44,077
General Mills, Inc.	9,561	367,812
Green Mountain Coffee Roasters, Inc.*	1,910	177,515
H.J. Heinz Co	5,083	256,590
Hershey Co.	2,446	144,901
J.M. Smucker Co.	1,838	133,972
Kellogg Co.	3,888	206,803
McCormick & Co., Inc.	1,891	87,288
Ralcorp Holdings, Inc.*	872	66,891
TreeHouse Foods, Inc.*	565	34,940
		1,692,191

Gas Utilities - 0.4%
AGL Resources, Inc.	1,219	49,662
Atmos Energy Corp.	1,483	48,123
New Jersey Resources Corp	631	26,862
Nicor, Inc.	716	39,387
Oneok, Inc	1,554	102,626
Piedmont Natural Gas Co., Inc.	1,115	32,212
Questar Corp.	2,881	51,023
South Jersey Industries, Inc	446	22,188
Southwest Gas Corp.	670	24,234
WGL Holdings, Inc	811	31,686
		428,003

Health Care Equipment & Supplies - 2.2%
Alere, Inc.*	1,326	26,056
Becton Dickinson & Co.	3,248	238,143
CareFusion Corp.*	3,601	86,244
Cooper Co.’s, Inc	722	57,146
DENTSPLY International, Inc.	2,271	69,697
Edwards Lifesciences Corp.*	1,813	129,231
Gen-Probe, Inc.*	782	44,771
Haemonetics Corp.*	411	24,035
Hologic, Inc.*	4,120	62,665
IDEXX Laboratories, Inc.*	898	61,935
Intuitive Surgical, Inc.*	621	226,218
Kinetic Concepts, Inc.*	988	65,099
Masimo Corp	779	16,865
Medtronic, Inc.	16,761	557,136

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 21

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Health Care Equipment & Supplies - Cont’d
NuVasive, Inc.*	580	$9,901
ResMed, Inc.*	2,412	69,441
Sirona Dental Systems, Inc.*	888	37,660
St. Jude Medical, Inc.	5,155	186,559
Stryker Corp.	4,713	222,124
Teleflex, Inc.	632	33,983
Thoratec Corp.*	894	29,180
Varian Medical Systems, Inc.*	1,883	98,217
		2,352,306

Health Care Providers & Services - 2.0%
AMERIGROUP Corp.*	794	30,974
AmerisourceBergen Corp.	4,253	158,509
Brookdale Senior Living, Inc.*	1,627	20,403
Cardinal Health, Inc.	5,510	230,759
Catalyst Health Solutions, Inc.*	706	40,729
Centene Corp.*	803	23,022
CIGNA Corp	4,285	179,713
Coventry Health Care, Inc.*	2,361	68,020
DaVita, Inc.*	1,501	94,068
Express Scripts, Inc.*	7,152	265,125
Health Management Associates, Inc.*	3,895	26,953
HealthSpring, Inc.*	1,091	39,778
Henry Schein, Inc.*	1,459	90,473
HMS Holdings Corp.*	1,413	34,463
Laboratory Corp. of America Holdings*	1,601	126,559
LifePoint Hospitals, Inc.*	876	32,097
Lincare Holdings, Inc.	1,475	33,187
Magellan Health Services, Inc.*	522	25,213
McKesson Corp.	3,891	282,876
Mednax, Inc.*	783	49,047
Owens & Minor, Inc.	993	28,281
Patterson Co.’s, Inc	1,596	45,693
PSS World Medical, Inc.*	907	17,859
Quest Diagnostics, Inc.	2,526	124,683
VCA Antech, Inc.*	1,349	21,557
WellCare Health Plans, Inc.*	675	25,636
		2,115,677

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	2,995	53,970
Cerner Corp.*	2,257	154,650
		208,620

Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	1,454	30,418
Cheesecake Factory, Inc.*	930	22,924
Chipotle Mexican Grill, Inc.*	491	148,748
Darden Restaurants, Inc	2,164	92,511
Panera Bread Co.*	480	49,891
Starbucks Corp.	11,744	437,934
Vail Resorts, Inc	588	22,221
Wendy’s Co.	5,353	24,570
		829,217

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 22

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Household Durables - 0.3%
D.R. Horton, Inc	4,425	$40,002
Garmin Ltd	1,847	58,679
Harman International Industries, Inc	1,105	31,581
Mohawk Industries, Inc.*	880	37,761
Pulte Group, Inc.*	5,325	21,034
Tempur-Pedic International, Inc.*	1,059	55,714
Tupperware Brands Corp	998	53,632
Whirlpool Corp.	1,233	61,539
		359,942

Household Products - 3.8%
Church & Dwight Co., Inc.	2,257	99,759
Clorox Co.	2,106	139,691
Colgate-Palmolive Co.	7,685	681,506
Kimberly-Clark Corp.	6,206	440,688
Procter & Gamble Co	43,409	2,742,581
		4,104,225

Industrial Conglomerates - 1.1%
3M Co.	10,310	740,155
Carlisle Co.’s, Inc	972	30,987
Danaher Corp.	8,989	376,999
		1,148,141

Insurance - 3.5%
ACE Ltd.	5,350	324,210
Aflac, Inc.	7,445	260,203
Alleghany Corp.*	136	39,236
Allied World Assurance Co. Holdings AG	650	34,911
American Financial Group, Inc	1,397	43,405
AON Corp	5,161	216,659
Arch Capital Group Ltd.*	2,164	70,709
Arthur J. Gallagher & Co.	1,800	47,340
Aspen Insurance Holdings Ltd	1,069	24,630
Assured Guaranty Ltd.	2,739	30,102
AXIS Capital Holdings Ltd	2,113	54,811
Brown & Brown, Inc.	1,834	32,645
Chubb Corp.	4,517	270,975
Cincinnati Financial Corp.	2,421	63,745
CNO Financial Group, Inc.*	3,670	19,855
Endurance Specialty Holdings Ltd	711	24,281
Erie Indemnity Co.	465	33,099
Everest Re Group Ltd.	725	57,550
Fidelity National Financial, Inc	3,676	55,802
First American Financial Corp.	1,611	20,621
Genworth Financial, Inc.*	7,910	45,403
Hanover Insurance Group, Inc.	728	25,844
Hartford Financial Services Group, Inc	7,016	113,238
HCC Insurance Holdings, Inc.	1,788	48,365
Lincoln National Corp	4,871	76,134
Markel Corp.*	156	55,712
PartnerRe Ltd.	1,102	57,601
Platinum Underwriters Holdings Ltd	635	19,526

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 23

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Insurance - Cont’d
Principal Financial Group, Inc	4,743	$107,524
ProAssurance Corp	461	33,201
Progressive Corp.	9,493	168,596
Protective Life Corp	1,338	20,913
Prudential Financial, Inc.	7,636	357,823
RenaissanceRe Holdings Ltd.	845	53,911
StanCorp Financial Group, Inc	781	21,532
Torchmark Corp	1,688	58,844
Transatlantic Holdings, Inc	987	47,889
Travelers Co.’s, Inc.	6,617	322,446
Unum Group	4,794	100,482
Validus Holdings Ltd	1,155	28,783
White Mountains Insurance Group Ltd	103	41,792
Willis Group Holdings plc	2,771	95,239
WR Berkley Corp.	1,968	58,430
XL Group plc	4,787	89,996
		3,774,013

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	5,567	1,203,752
Expedia, Inc.	3,220	82,915
Liberty Media Corp. - Interactive*	9,047	133,624
Netflix, Inc.*	839	94,941
priceline.com, Inc.*	786	353,276
		1,868,508

Internet Software & Services - 2.9%
Akamai Technologies, Inc.*	2,912	57,891
AOL, Inc.*	1,692	20,304
eBay, Inc.*	17,497	515,987
Equinix, Inc.*	745	66,178
Google, Inc.*	4,016	2,065,750
Monster Worldwide, Inc.*	1,994	14,317
Rackspace Hosting, Inc.*	1,684	57,492
VistaPrint NV*	639	17,272
WebMD Health Corp.*	948	28,582
Yahoo!, Inc.*	18,706	246,171
		3,089,944

IT Services - 6.2%
Alliance Data Systems Corp.*	818	75,829
Amdocs Ltd.*	3,018	81,848
Automatic Data Processing, Inc.	7,780	366,827
Broadridge Financial Solutions, Inc.	1,997	40,220
Cognizant Technology Solutions Corp.*	4,794	300,584
Computer Sciences Corp.	2,426	65,138
Convergys Corp.*	1,857	17,419
CoreLogic, Inc.*	1,806	19,270
DST Systems, Inc.	640	28,051
Fidelity National Information Services, Inc	4,176	101,560
Fiserv, Inc.*	2,275	115,502
Gartner, Inc.*	1,342	46,796

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 24

EQUITY SECURITIES - CONT’D	SHARES	VALUE
IT Services - Cont’d
Genpact Ltd.*	1,695	$24,391
Global Payments, Inc	1,259	50,851
International Business Machines Corp.	18,867	3,302,291
Iron Mountain, Inc	2,949	93,247
Jack Henry & Associates, Inc.	1,330	38,543
Lender Processing Services, Inc.	1,333	18,249
MasterCard, Inc.	1,671	529,974
NeuStar, Inc.*	1,189	29,891
Paychex, Inc	5,119	134,988
Teradata Corp.*	2,660	142,390
Total System Services, Inc	3,139	53,143
VeriFone Systems, Inc.*	1,667	58,378
Visa, Inc.	8,266	708,561
Western Union Co	9,916	151,616
Wright Express Corp.*	573	21,797
		6,617,354

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	1,939	63,231
Mattel, Inc.	5,511	142,680
Polaris Industries, Inc	1,012	50,569
		256,480

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.*	5,452	170,375
Bio-Rad Laboratories, Inc.*	299	27,140
Illumina, Inc.*	1,997	81,717
Life Technologies Corp.*	2,844	109,295
Mettler-Toledo International, Inc.*	503	70,400
Pharmaceutical Product Development, Inc.	1,755	45,033
Techne Corp	550	37,405
Thermo Fisher Scientific, Inc.*	6,054	306,575
Waters Corp.*	1,442	108,857
		956,797

Machinery - 2.2%
Actuant Corp.	1,081	21,350
AGCO Corp.*	1,548	53,514
CLARCOR, Inc	825	34,138
Cummins, Inc	2,752	224,728
Deere & Co.	6,651	429,455
Donaldson Co., Inc.	1,137	62,308
Dover Corp	2,988	139,241
Eaton Corp.	5,384	191,132
Gardner Denver, Inc	825	52,429
Graco, Inc.	972	33,184
Harsco Corp.	1,236	23,966
IDEX Corp.	1,286	40,072
Illinois Tool Works, Inc	6,668	277,389
Lincoln Electric Holdings, Inc.	1,410	40,904
Middleby Corp.*	301	21,208
Nordson Corp	974	38,707

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 25

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Machinery - Cont’d
PACCAR, Inc.	5,729	$193,755
Pall Corp.	1,867	79,161
Pentair, Inc.	1,566	50,128
Robbins & Myers, Inc.	613	21,277
Snap-on, Inc.	916	40,670
SPX Corp.	832	37,698
Stanley Black & Decker, Inc.	2,692	132,177
Terex Corp.*	1,721	17,657
The Toro Co.	511	25,177
Valmont Industries, Inc.	336	26,188
WABCO Holdings, Inc.*	1,102	41,722
		2,349,335

Marine - 0.1%
Alexander & Baldwin, Inc	679	24,804
Kirby Corp.*	856	45,060
		69,864

Media - 2.7%
CBS Corp., Class B	9,871	201,171
DIRECTV*	11,663	492,762
Discovery Communications, Inc.*	2,214	83,291
DISH Network Corp.*	3,355	84,076
DreamWorks Animation SKG, Inc.*	1,011	18,380
Gannett Co., Inc	3,781	36,033
John Wiley & Sons, Inc	835	37,091
Lamar Advertising Co.*	916	15,599
Liberty Global, Inc.*	2,290	82,852
Liberty Media Corp. - Liberty Capital*	1,108	73,261
Liberty Media Corp. - Liberty Starz*	791	50,276
Madison Square Garden Co.*	992	22,618
McGraw-Hill Co.’s, Inc.	4,760	195,160
Omnicom Group, Inc	4,441	163,606
Scripps Networks Interactive, Inc.	1,415	52,595
Time Warner Cable, Inc.	5,137	321,936
Time Warner, Inc.	16,505	494,655
Valassis Communications, Inc.*	809	15,161
Viacom, Inc., Class B	8,265	320,186
Virgin Media, Inc.	5,051	122,992
Washington Post Co., Class B	81	26,484
		2,910,185

Metals & Mining - 0.1%
Compass Minerals International, Inc.	516	34,459
Reliance Steel & Aluminum Co	1,205	40,982
		75,441

Multiline Retail - 1.0%
Big Lots, Inc.*	1,193	41,552
Dillard’s, Inc.	598	26,001
Dollar Tree, Inc.*	1,928	144,812
Family Dollar Stores, Inc.	1,822	92,667
Kohl’s Corp.	4,186	205,533

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 26

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Multiline Retail - Cont’d
Nordstrom, Inc.	2,687	$122,742
Target Corp.	9,664	473,923
		1,107,230

Multi-Utilities - 0.6%
CMS Energy Corp.	4,055	80,248
Consolidated Edison, Inc.	4,589	261,665
Integrys Energy Group, Inc	1,219	59,268
MDU Resources Group, Inc	2,768	53,118
NiSource, Inc	4,374	93,516
OGE Energy Corp	1,531	73,167
		620,982

Office Electronics - 0.2%
Xerox Corp.	22,467	156,595
Zebra Technologies Corp.*	850	26,299
		182,894

Oil, Gas & Consumable Fuels - 1.9%
Bill Barrett Corp.*	678	24,571
Chesapeake Energy Corp.	10,411	266,001
Cimarex Energy Co	1,380	76,866
Comstock Resources, Inc.*	733	11,332
Denbury Resources, Inc.*	6,356	73,094
Energen Corp	1,153	47,146
EOG Resources, Inc	4,240	301,082
EQT Corp.	2,396	127,851
EXCO Resources, Inc.	2,442	26,178
Pioneer Natural Resources Co	1,844	121,280
Plains Exploration & Production Co.*	2,220	50,416
QEP Resources, Inc.	2,794	75,634
Quicksilver Resources, Inc.*	1,905	14,440
Range Resources Corp.	2,544	148,722
SM Energy Co.	1,039	63,015
Southern Union Co.	1,836	74,487
Southwestern Energy Co.*	5,467	182,215
Spectra Energy Corp.	10,229	250,917
Whiting Petroleum Corp.*	1,902	66,722
World Fuel Services Corp.	1,124	36,699
		2,038,668

Paper & Forest Products - 0.1%
AbitibiBowater, Inc.*	1,186	17,790
Domtar Corp.	622	42,402
MeadWestvaco Corp	2,696	66,214
		126,406

Personal Products - 0.3%
Avon Products, Inc.	6,922	135,671
Estee Lauder Co.’s, Inc.	1,883	165,403
		301,074

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 27

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Pharmaceuticals - 4.1%
Allergan, Inc	4,858	$400,202
Bristol-Myers Squibb Co.	27,140	851,653
Endo Pharmaceuticals Holdings, Inc.*	1,872	52,397
Hospira, Inc.*	2,604	96,348
Johnson & Johnson	43,211	2,752,973
Medicis Pharmaceutical Corp.	928	33,854
Perrigo Co.	1,317	127,894
Salix Pharmaceuticals Ltd.*	832	24,627
		4,339,948

Professional Services - 0.3%
Dun & Bradstreet Corp.	777	47,599
FTI Consulting, Inc.*	686	25,252
IHS, Inc.*	772	57,753
Manpower, Inc	1,347	45,286
Robert Half International, Inc.	2,288	48,551
Towers Watson & Co	889	53,145
Verisk Analytics, Inc.*	1,965	68,323
		345,909

Real Estate Management & Development - 0.2%
Brookfield Office Properties, Inc	4,130	56,870
CBRE Group, Inc.*	4,645	62,522
Forest City Enterprises, Inc.*	1,963	20,925
Howard Hughes Corp.*	406	17,093
Jones Lang LaSalle, Inc.	701	36,319
The St. Joe Co.*	1,462	21,915
		215,644

Road & Rail - 0.3%
Avis Budget Group, Inc.*	1,687	16,313
Con-way, Inc.	885	19,585
Genesee & Wyoming, Inc.*	623	28,982
Hertz Global Holdings, Inc.*	3,797	33,793
JB Hunt Transport Services, Inc.	1,645	59,417
Kansas City Southern*	1,733	86,581
Landstar System, Inc.	817	32,321
Old Dominion Freight Line, Inc.*	877	25,407
Ryder System, Inc.	822	30,833
		333,232

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.*	8,946	45,446
Altera Corp.	5,118	161,370
Analog Devices, Inc.	4,702	146,937
Applied Materials, Inc	20,875	216,056
Atmel Corp.*	6,997	56,466
Cavium, Inc.*	778	21,014
Cypress Semiconductor Corp.*	2,702	40,449
Fairchild Semiconductor International, Inc.*	1,934	20,887
First Solar, Inc.*	892	56,383
Hittite Microwave Corp.*	453	22,061
Intel Corp.	82,956	1,769,451
Intersil Corp.	1,948	20,045

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 28

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Semiconductors & Semiconductor Equipment - Cont’d
KLA-Tencor Corp.	2,651	$101,480
Lam Research Corp.*	2,015	76,530
Linear Technology Corp.	3,341	92,379
LSI Corp.*	9,207	47,692
Marvell Technology Group Ltd.*	8,254	119,931
MEMC Electronic Materials, Inc.*	3,562	18,665
Microchip Technology, Inc	3,011	93,672
Micron Technology, Inc.*	13,664	68,867
Netlogic Microsystems, Inc.*	1,115	53,643
Novellus Systems, Inc.*	1,119	30,504
NVIDIA Corp.*	9,401	117,512
Omnivision Technologies, Inc.*	957	13,436
ON Semiconductor Corp.*	7,254	52,011
PMC - Sierra, Inc.*	3,513	21,008
Semtech Corp.*	1,056	22,282
Silicon Laboratories, Inc.*	721	24,161
Skyworks Solutions, Inc.*	2,906	52,134
Teradyne, Inc.*	2,753	30,310
Texas Instruments, Inc	18,252	486,416
TriQuint Semiconductor, Inc.*	2,648	13,293
Varian Semiconductor Equipment Associates, Inc.*	1,214	74,236
Xilinx, Inc.	4,206	115,413
		4,302,140

Software - 5.2%
Adobe Systems, Inc.*	7,802	188,574
ANSYS, Inc.*	1,487	72,922
Ariba, Inc.*	1,457	40,373
Autodesk, Inc.*	3,621	100,591
Blackboard, Inc.*	554	24,742
BMC Software, Inc.*	2,821	108,778
CA, Inc.	6,484	125,854
Cadence Design Systems, Inc.*	4,173	38,559
Check Point Software Technologies Ltd.*	2,699	142,399
Citrix Systems, Inc.*	2,966	161,736
Compuware Corp.*	3,562	27,285
Concur Technologies, Inc.*	732	27,245
Electronic Arts, Inc.*	5,281	107,996
FactSet Research Systems, Inc.	691	61,478
Fortinet, Inc.*	1,929	32,407
Informatica Corp.*	1,727	70,721
Intuit, Inc.*	4,384	207,977
MICROS Systems, Inc.*	1,270	55,766
Microsoft Corp.	118,061	2,938,538
Nuance Communications, Inc.*	3,634	73,988
Parametric Technology Corp.*	1,849	28,438
Progress Software Corp.*	985	17,287
Red Hat, Inc.*	3,048	128,808
Rovi Corp.*	1,757	75,516
Salesforce.com, Inc.*	1,909	218,161
Solera Holdings, Inc.	1,104	55,752
SuccessFactors, Inc.*	1,340	30,807
Symantec Corp.*	11,844	193,057
Synopsys, Inc.*	2,317	56,442

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 29

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Software - Cont’d
TIBCO Software, Inc.*	2,631	$58,908
VMware, Inc.*	1,341	107,790
		5,578,895

Specialty Retail - 3.2%
Aaron’s, Inc	1,195	30,174
Advance Auto Parts, Inc	1,185	68,848
American Eagle Outfitters, Inc	3,089	36,203
ANN, Inc.*	833	19,026
Ascena Retail Group, Inc.*	1,008	27,287
Bed Bath & Beyond, Inc.*	3,950	226,374
Best Buy Co., Inc	4,897	114,100
CarMax, Inc.*	3,568	85,097
Chico’s FAS, Inc.	2,799	31,993
GameStop Corp.*	2,298	53,084
Home Depot, Inc.	25,246	829,836
Limited Brands, Inc.	4,147	159,701
Lowe’s Co.’s, Inc	20,570	397,824
O’Reilly Automotive, Inc.*	2,184	145,520
PetSmart, Inc.	1,851	78,945
RadioShack Corp.	1,732	20,126
Ross Stores, Inc	1,856	146,049
Sally Beauty Holdings, Inc.*	1,547	25,680
Signet Jewelers Ltd.*	1,359	45,934
Staples, Inc	11,266	149,838
The Gap, Inc.	4,423	71,829
Tiffany & Co.	2,017	122,674
TJX Co.’s, Inc	6,099	338,311
Tractor Supply Co.	1,154	72,183
Ulta Salon Cosmetics & Fragrance, Inc.*	793	49,348
Williams-Sonoma, Inc.	1,484	45,692
		3,391,676

Textiles, Apparel & Luxury Goods - 0.8%
CROCS, Inc.*	1,437	34,014
Deckers Outdoor Corp.*	609	56,795
Fossil, Inc.*	859	69,631
Hanesbrands, Inc.*	1,523	38,090
Nike, Inc., Class B	5,955	509,212
PVH Corp.	991	57,716
Under Armour, Inc.*	633	42,038
Wolverine World Wide, Inc.	790	26,267
		833,763

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	2,696	28,470
First Niagara Financial Group, Inc.	4,658	42,620
Hudson City Bancorp, Inc	8,030	45,450
New York Community Bancorp, Inc.	6,879	81,860
People’s United Financial, Inc.	5,965	68,001
Washington Federal, Inc.	1,789	22,792
		289,193

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 30

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Trading Companies & Distributors - 0.4%
Fastenal Co.	4,658	$155,018
MSC Industrial Direct Co.	714	40,312
W.W. Grainger, Inc	931	139,222
Watsco, Inc	443	22,637
WESCO International, Inc.*	656	22,009
		379,198

Water Utilities - 0.0%
Aqua America, Inc.	2,159	46,570

Wireless Telecommunication Services - 0.6%
American Tower Corp.*	6,278	337,756
Crown Castle International Corp.*	3,847	156,457
MetroPCS Communications, Inc.*	5,131	44,691
NII Holdings, Inc.*	2,727	73,493
SBA Communications Corp.*	1,761	60,719
Telephone & Data Systems, Inc.	764	16,235
		689,351

Total Equity Securities (Cost $102,656,256)		105,026,551

	PRINCIPAL
U.S. TREASURY - 0.6%	AMOUNT
United States Treasury Bills, 1/12/12^	$650,000	649,944

Total U.S. Treasury (Cost $649,945)		649,944

TIME DEPOSIT - 0.9%
State Street Time Deposit, 0.113%, 10/3/11	977,187	977,187

Total Time Deposit (Cost $977,187)		977,187

TOTAL INVESTMENTS (Cost $104,283,388) - 99.8%		106,653,682
Other assets and liabilities, net - 0.2%		249,761
NET ASSETS - 100%		$106,903,443

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 31

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 6,933,965 shares outstanding		$68,105,034
Class B: 235,392 shares outstanding		2,527,251
Class C: 617,845 shares outstanding		6,848,280
Class I: 2,541,852 shares outstanding		34,945,630
Undistributed net investment income		803,994
Accumulated net realized gain (loss) on investments		(8,645,926)
Net unrealized appreciation (depreciation) on investments		2,319,180

NET ASSETS		$106,903,443

NET ASSET VALUE PER SHARE
Class A	(based on net assets of $71,740,783)	$10.35
Class B	(based on net assets of $2,323,693)	$9.87
Class C	(based on net assets of $6,097,549)	$9.87
Class I	(based on net assets of $26,741,418)	$10.52

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
futureS	ContractS	Date	at Value	(Depreciation)
Purchased:
E-Mini NASDAQ 100 Index^	11	12/11	$469,590	($13,817)
E-Mini S&P 500 Index^	22	12/11	1,238,600	(37,297)
Total Purchased				($51,114)

^    Futures collateralized by 650,000 units of U.S. Treasury Bills.

*   Non-income producing security.

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 32

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2011

NET INVESTMENT INCOME
Investment Income:
Interest income	$3,294
Dividend income (net of foreign taxes withheld of $471)	1,891,351
Total investment income	1,894,645

Expenses:
Investment advisory fee	252,897
Transfer agency fees and expenses	145,709
Distribution Plan expenses:
Class A	199,772
Class B	28,695
Class C	68,819
Directors’ fees and expenses	12,065
Administrative fees	218,463
Accounting fees	19,800
Custodian fees	60,801
Registration fees	51,068
Reports to shareholders	31,689
Professional fees	24,707
Miscellaneous	46,509
Total expenses	1,160,994
Reimbursement from Advisor:
Class A	(194,617)
Class B	(16,125)
Class C	(13,431)
Class I	(99,732)
Fees paid indirectly	(304)
Net expenses	836,785

NET INVESTMENT INCOME	1,057,860

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	936,350
Futures	373,681
1,310,031

Change in unrealized appreciation (depreciation) on:
Investments	(2,554,119)
Futures	(143,192)
(2,697,311)

NET REALIZED AND UNREALIZED GAIN
(LOSS)	(1,387,280)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($329,420)

See notes to financial statements.

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 33

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$1,057,860	$867,306
Net realized gain (loss) on investments	1,310,031	(298,221)
Change in unrealized appreciation (depreciation)	(2,697,311)	8,036,985

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(329,420)	8,606,070

Distributions to shareholders from:
Net investment income:
Class A shares	(539,608)	(642,883)
Class B shares	—	(2,892)
Class C shares	—	(4,248)
Class I shares	(373,939)	(309,011)
Total distributions	(913,547)	(959,034)

Capital share transactions:
Shares sold:
Class A shares	14,771,888	13,841,405
Class B shares	42,880	203,969
Class C shares	1,625,236	1,333,231
Class I shares	3,924,406	11,272,422
Reinvestment of distributions:
Class A shares	485,156	578,032
Class B shares	—	2,429
Class C shares	—	2,968
Class I shares	362,961	296,826
Redemption fees:
Class A shares	76	1,151
Class C shares	16	—
Shares redeemed:
Class A shares	(14,494,970)	(11,274,855)
Class B shares	(692,338)	(938,766)
Class C shares	(1,549,376)	(1,233,542)
Class I shares	(6,432,509)	(6,059,717)
Total capital share transactions	(1,956,574)	8,025,553

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,199,541)	15,672,589

NET ASSETS
Beginning of year	110,102,984	94,430,395
End of year (including undistributed net investment
income of $803,994 and $659,148, respectively)	$106,903,443	$110,102,984

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 34

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30,	September 30,
CAPITAL SHARE ACTIVITY	2011	2010
Shares sold:
Class A shares	1,289,237	1,355,011
Class B shares	3,825	21,046
Class C shares	146,403	134,205
Class I shares	337,479	1,086,900
Reinvestment of distributions:
Class A shares	42,187	56,504
Class B shares	—	246
Class C shares	—	301
Class I shares	31,155	28,679
Shares redeemed:
Class A shares	(1,263,017)	(1,104,854)
Class B shares	(63,102)	(95,916)
Class C shares	(140,700)	(125,807)
Class I shares	(554,515)	(600,059)
	(171,048)	756,256

See notes to financial statements.

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 35

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At September 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 36

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality, with a maturity at issuance of 60 days or less, generally are valued at amortized cost, which approximates fair value; those for which quotations are not readily available are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	VALUATION INPUTS
Investments In Securities	Level 1	Level 2	Level 3	Total
Equity securities *	$105,026,551	—	—	$105,026,551
Other debt obligations	—	$977,187	—	977,187
U.S. government obligations	—	649,944	—	649,944
TOTAL	$105,026,551	$1,627,131	—	$106,653,682

Other financial instruments**	($51,114)	—	—	($51,114)

*     For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

**   Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Fund is subject to market risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 37

margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, futures contracts were used for cash equitization. The Fund’s futures contracts at period end, as presented in the Statement of Net Assets, generally are indicative of the volume of futures contract activity during the period.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 38

The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .20% (.225% prior to February 1, 2011) of the Fund’s average daily net assets. Under the terms of the agreement, $18,308 was payable at year end. In addition, $5,329 was payable at year end for operating expenses paid by the Advisor during September 2011.

The Advisor has contractually agreed to limit net annual fund operating expenses for

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 39

Class A, Class B and Class C through January 31, 2012 and for Class I through January 31, 2016. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .21% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% (.225% prior to February 1, 2011) for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $15,969 was payable at year end.

Calvert Investment Distributors, Inc. (“CID”) (formerly known as Calvert Distributors, Inc.), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay CID for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively.

The amount actually paid by the Fund is an annualized fee, payable monthly of .25%, 1.00%, and 1.00% of the Fund’s average daily net assets of Class A, Class B, and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $22,466 was payable at year end.

CID received $21,147 as its portion of commissions charged on sales of the Fund’s Class A shares for the year ended September 30, 2011.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $26,203 for the year ended September 30, 2011. Under the terms of the agreement, $2,107 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $44,000 plus a meeting fee of $2,000 for each Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Director’s fees are allocated to each of the funds served.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 40

NOTE C — INVESTMENT ACTIVITY

During the year, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $9,046,928 and $9,667,048, respectively.

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE
30-Sep-12	($900,355)
30-Sep-14	(534,245)
30-Sep-17	(864,557)
30-Sep-18	(2,870,112)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of dividends and distributions paid during the years ended September 30, 2011 and September 30, 2010 was as follows:

Distributions paid from:	2011	2010
Ordinary income	$913,547	$959,034
Total	$913,547	$959,034

As of September 30, 2011, the tax basis components of distributable earnings/(accumulated losses) and the federal tax cost were as follows:

Unrealized appreciation	$16,809,451
Unrealized (depreciation)	(17,966,929)
Net unrealized appreciation/(depreciation)	($1,157,478)

Undistributed ordinary income	$803,994
Capital loss carryforward	($5,169,269)

Federal income tax cost of investments	$107,811,160

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 41

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to temporary book-tax differences that will reverse in a subsequent period. These differences are mainly due to wash sales and Section 1256 contracts.

Reclassifications, as shown in the table below, have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax law and regulations. These reclassifications are due to permanent book-tax differences and have no impact on net assets. The primary permanent differences causing such reclassifications for the Fund are due to partnerships and expired capital losses.

Undistributed net investment income	$533
Accumulated net realized gain (loss)	801,450
Paid-in capital	(801,983)

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2011. For the year ended September 30, 2011, borrowings by the Fund under the Agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$15,301	1.47%	$916,678	September 2011

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of September 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 42

NOTICE TO SHAREHOLDERS (UNAUDITED)

For the year ended September 30, 2011, in order to meet certain requirements of the Internal Revenue Code, the Fund designates 100% of the ordinary dividends paid during the year as qualified dividend income in accordance with Section 854 of the Internal Revenue Code. In addition, the Fund designates 100% of ordinary income dividends paid during the year as eligible for the corporate dividends received deduction in accordance with Section 854 of the Internal Revenue Code.

Additional information will be provided to shareholders in January 2012 for use in preparing 2011 income tax returns.

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 43

FINANCIAL HIGHLIGHTS

	YEARS ENDED

Class A Shares	September 30,	September 30,	September 30,
	2011 (z)	2010	2009 (z)
Net asset value, beginning	$10.48	$9.70	$10.44
Income from investment operations:
Net investment income	.09	.08	.11
Net realized and unrealized gain (loss)	(.14)	.80	(.75)
Total from investment operations	(.05)	.88	(.64)
Distributions from:
Net investment income	(.08)	(.10)	(.10)
Total distributions	(.08)	(.10)	(.10)
Total increase (decrease) in net asset value	(0.13)	.78	(.74)
Net asset value, ending	$10.35	$10.48	$9.70

Total return*	(.57%)	9.06%	(5.80%)
Ratios to average net assets: A
Net investment income	.81%	.77%	1.34%
Total expenses	.99%	1.06%	1.16%
Expenses before offsets	.75%	.75%	.75%
Net expenses	.75%	.75%	.75%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$71,741	$71,952	$63,609

		yearS ended

Class A Shares		September 30,	September 30,
		2008	2007 (z)
Net asset value, beginning		$13.67	$12.23
Income from investment operations:
Net investment income		.14	.15
Net realized and unrealized gain (loss)		(3.23)	1.41
Total from investment operations		(3.09)	1.56
Distributions from:
Net investment income		(.14)	(.12)
Total distributions		(.14)	(.12)
Total increase (decrease) in net asset value		(3.23)	1.44
Net asset value, ending		$10.44	$13.67

Total return*		(22.81%)	12.80%
Ratios to average net assets: A
Net investment income		1.14%	1.12%
Total expenses		1.10%	1.09%
Expenses before offsets		.76%	.77%
Net expenses		.75%	.75%
Portfolio turnover		14%	9%
Net assets, ending (in thousands)		$44,439	$59,291

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 44

FINANCIAL HIGHLIGHTS

	Years ended

Class B Shares	September 30,	September 30,	September 30,
	2011 (z)	2010	2009 (z)
Net asset value, beginning	$10.03	$9.30	$10.01
Income from investment operations:
Net investment income (loss)	(.02)	(.06)	.03
Net realized and unrealized gain (loss)	(.14)	.80	(.71)
Total from investment operations	(.16)	.74	(.68)
Distributions from:
Net investment income	—	(.01)	(.03)
Total distributions	—	(.01)	(.03)
Total increase (decrease) in net asset value	(.16)	.73	(.71)
Net asset value, ending	$9.87	$10.03	$9.30

Total return*	(1.60%)	7.94%	(6.67%)
Ratios to average net assets: A
Net investment income (loss)	(.19%)	(.23%)	.37%
Total expenses	2.31%	2.30%	2.46%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$2,324	$2,956	$3,433

		Years ended

Class B Shares		September 30,	September 30,
		2008	2007 (z)
Net asset value, beginning		$13.11	$11.74
Income from investment operations:
Net investment income		.01	.01
Net realized and unrealized gain (loss)		(3.10)	1.36
Total from investment operations		(3.09)	1.37
Distributions from:
Net investment income		(.01)	**
Total distributions		(.01)	**
Total increase (decrease) in net asset value		(3.10)	1.37
Net asset value, ending		$10.01	$13.11

Total return*		(23.57%)	11.68%
Ratios to average net assets: A
Net investment income		.14%	.12%
Total expenses		2.11%	2.08%
Expenses before offsets		1.76%	1.77%
Net expenses		1.75%	1.75%
Portfolio turnover		14%	9%
Net assets, ending (in thousands)		$4,117	$6,036

See notes to financial highlights.

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 45

FINANCIAL HIGHLIGHTS

	Years ended

Class C Shares	September 30,	September 30,	September 30,
	2011 (z)	2010	2009 (z)
Net asset value, beginning	$10.03	$9.29	$10.01
Income from investment operations:
Net investment income (loss)	(.02)	(.02)	.03
Net realized and unrealized gain (loss)	(.14)	.77	(.72)
Total from investment operations	(.16)	.75	(.69)
Distributions from:
Net investment income	—	(.01)	(.03)
Total distributions	—	(.01)	(.03)
Total increase (decrease) in net asset value	(.16)	.74	(.72)
Net asset value, ending	$9.87	$10.03	$9.29

Total return*	(1.60%)	8.04%	(6.80%)
Ratios to average net assets: A
Net investment income (loss)	(.19%)	(.23%)	.36%
Total expenses	1.95%	2.06%	2.23%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$6,098	$6,139	$5,607

		yearS ended

Class C Shares		September 30,	September 30,
		2008	2007 (z)
Net asset value, beginning		$13.10	$11.73
Income from investment operations:
Net investment income		.01	.01
Net realized and unrealized gain (loss)		(3.09)	1.36
Total from investment operations		(3.08)	1.37
Distributions from:
Net investment income		(.01)	**
Total distributions		(.01)	**
Total increase (decrease) in net asset value		(3.09)	1.37
Net asset value, ending		$10.01	$13.10

Total return*		(23.51%)	11.69%
Ratios to average net assets: A
Net investment income		.14%	.12%
Total expenses		1.97%	1.96%
Expenses before offsets		1.76%	1.77%
Net expenses		1.75%	1.75%
Portfolio turnover		14%	9%
Net assets, ending (in thousands)		$6,141	$8,998

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 46

FINANCIAL HIGHLIGHTS

	Years ended

Class I Shares	September 30,	September 30,	September 30,
	2011 (z)	2010	2009 (z)
Net asset value, beginning	$10.65	$9.85	$10.65
Income from investment operations:
Net investment income	.16	.13	.15
Net realized and unrealized gain (loss)	(.15)	.81	(.77)
Total from investment operations	.01	.94	(.62)
Distributions from:
Net investment income	(.14)	(.14)	(.18)
Total distributions	(.14)	(.14)	(.18)
Total increase (decrease) in net asset value	(0.13)	.80	(.80)
Net asset value, ending	$10.52	$10.65	$9.85

Total return*	(.06%)	9.62%	(5.26%)
Ratios to average net assets: A
Net investment income	1.35%	1.32%	1.88%
Total expenses	.52%	.55%	.63%
Expenses before offsets	.21%	.21%	.21%
Net expenses	.21%	.21%	.21%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$26,741	$29,055	$21,781

		Years ended

Class I Shares		September 30,	September 30,
		2008	2007 (z)
Net asset value, beginning		$13.92	$12.38
Income from investment operations:
Net investment income		.18	.22
Net realized and unrealized gain (loss)		(3.25)	1.44
Total from investment operations		(3.07)	1.66
Distributions from:
Net investment income		(.20)	(.12)
Total distributions		(.20)	(.12)
Total increase (decrease) in net asset value		(3.27)	1.54
Net asset value, ending		$10.65	$13.92

Total return*		(22.34%)	13.44%
Ratios to average net assets: A
Net investment income		1.68%	1.65%
Total expenses		.57%	.57%
Expenses before offsets		.22%	.23%
Net expenses		.21%	.21%
Portfolio turnover		14%	9%
Net assets, ending (in thousands)		$21,342	$23,120

See notes to financial highlights.

www.	calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 47

A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(z)	Per share figures are calculated using the Average Shares Method.
*	Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
**	Less than $0.01 per share.

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND ANNUAL REPORT 48

EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 49

incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 50

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 51

DIRECTOR AND OFFICER INFORMATION TABLE

(Not Applicable to Officers)

Position

Position

# of Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Age

Fund

Date

During Last 5 Years

Overseen

Directorships

INDEPENDENT TRUSTEES/DIRECTORS
REBECCA L. ADAMSON AGE: 62	Trustee Director Director Director	1989 CSIF 2000 IMPACT 2000 CSIS 2005 CWVF	President of the national non-profit, First People’s Worldwide, formerly First Nations Financial Project. Founded by her in 1980, First People’s Worldwide is the only American Indian alternative development institute in the country.	15	• Bay & Paul Foundation
RICHARD L. BAIRD, JR. AGE: 63	Trustee & Chair Director & Chair Director & Chair Director & Chair	1982 CSIF 2000 CSIS 2005 CWVF 2005 Impact	President and CEO of Adagio Health Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	25	None
JOHN G. GUFFEY, JR. AGE: 63	Director Trustee Director Director	1992 CWVF 1982 CSIF 2000 CSIS 2005 IMPACT	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	25	• Ariel Funds (3) • Calvert Social Investment Foundation • Calvert Ventures, LLC
MILES DOUGLAS HARPER, III AGE: 48	Director Trustee Director Director	2000 Impact 2005 CSIF 2005 CSIS 2005 CWVF	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	15	• Bridgeway Funds (14)
JOY V. JONES AGE: 61	Director Trustee Director Director	2000 Impact 1990 CSIF 2000 CSIS 2005 CWVF	Attorney.	15	• Director, Conduit Street Restaurants Limited
TERRENCE J. MOLLNER, Ed.D. AGE: 66	Director Trustee Director Director	1992 CWVF 1982 CSIF 2000 CSIS 2005 IMPACT	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership and the development of socially and spiritually responsible investment vehicles. Chairperson, Stakeholders Capital, Inc., an asset management firm and financial services provider in Amherst, MA.	15	• Calvert Social Investment Foundation • Ben & Jerry's Homemade, Inc. • ArtNOW, Inc. • Yourolivebranch.org
SYDNEY AMARA MORRIS AGE: 62	Trustee Director Director Director	1982 CSIF 2000 CSIS 2005 CWVF 2005 IMPACT	Rev. Morris currently serves as Parish Minister to the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. Rev. Morris is a graduate of Harvard Divinity School. She currently chairs the Umbrian Universalist Committee on Socially Responsible Investing.	15	None

INTERESTED TRUSTEES/DIRECTORS

BARBARA J. KRUMSIEK AGE: 59

Director & President Trustee & Senior Vice President Director & Senior Vice President Director & President	1997 CWVF 1997 CSIF 2000 CSIS 2000 Impact		President, Chief Executive Officer and Chair of Calvert Investments, Inc.	42	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) • Griffin Realty Corp.
D. Wayne Silby, Esq.

AGE: 63

Director Trustee & President Director & President Director	1992 CWVF 1982 CSIF 2000 CSIS 2000 Impact		Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility.	25	• UNIFI Mutual Holding Company • Calvert Social Investment Foundation • Studio School Fund • Syntao.com China • The Ice Organization • Impact Assets
OFFICERS

KAREN BECKER

Age: 58	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds. In March 2009, Ms. Becker also became Head of the Securities Operations Department for Calvert Investment Management, Inc.
SUSAN walker Bender, E sq. AGE: 52	Assistant Vice-President & Assistant Secretary	1988 CSIF 2000 CSIS 1992 CWVF 2000 Impact	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
THOMAS DAILEY AGE: 47	Vice President	2004	Vice President of Calvert Investment Management, Inc.
IVY WAFFORD DUKE, Esq. AGE: 43	Assistant Vice-President & Assistant Secretary	1996 CSIF 2000 CSIS 1996 CWVF 2000 Impact

Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for Calvert Investment Management, Inc. and Calvert Investment Distributors, Inc.

patrick faul AGE: 46	Vice President	2010

Vice President of Calvert Investment Management, Inc. since 2008, and Head of Credit Research since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008).

TRACI L. GOLDT AGE: 37	Assistant Secretary	2004	Electronic Filing Manager and Executive Assistant to General Counsel, Calvert Investments, Inc.
GREGORY B. HABEEB AGE: 61	Vice President (CSIF and CSIS )	2004	Senior Vice President of Calvert Investment Management, Inc.
HUI PING HO, CPA AGE: 46	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
edith lillie aGE: 54	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Investments, Inc.
AUGUSTO DIVO MACEDO, Esq. AGE: 48	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary, and Assistant Counsel Compliance of Calvert Investments, Inc.
JANE B. MAXWELL, Esq. AGE: 59	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Investments, Inc.
ANDREW K. NIEBLER, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 55	Vice President	2004	Senior Vice President of Calvert Investment Management, Inc. and Chief Investment Officer – Fixed Income.
William M. Tartikoff, Esq. AGE: 64	Vice President and Secretary	1990 CSIF 2000 CSIS 1992 CWVF 2000 Impact	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE TRUNOW AGE: 43	Vice President	2008

Senior Vice President of Calvert Investment Management, Inc., and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. WolfsheimeRCPA AGE: 59	Treasurer	1982 CSIF 2000 CSIS 1992 CWVF 2000 Impact	Executive Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS, JR., CPA AGE: 50	Fund Controller	1999 CSIF 2000 CSIS 1999 CWVF 2000 Impact	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.

The address of Trustees/Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby’s address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund’s advisor and certain affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent com- pany of the Fund’s advisor.

Additional information about the Fund’s Trustees/Directors can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI at www.calvert.com, or by contacting your broker, or the Fund at 1-800-368-2745.

This page intentionally left blank.

This page intentionally left blank.

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account

Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified or Overnight Mail

Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

CALVERT	CALVERT’S	Equity Funds
SOCIAL INDEX	FAMILY OF FUNDS	Enhanced Equity Portfolio
FUND		Equity Portfolio
	Tax-Exempt Money	Large Cap Value Fund
	Market Funds	Social Index Fund
	CTFR Money Market Portfolio	Capital Accumulation Fund
International Equity Fund
	Taxable Money Market	Small Cap Fund
	Funds	Global Alternative Energy Fund
	First Government Money Market	Global Water Fund
	Fund	International Opportunities Fund
	Money Market Portfolio	Equity Income Fund

	Municipal Funds	Balanced and Asset
	Tax-Free Bond Fund	Allocation Funds
Balanced Portfolio
	Taxable Bond Funds	Conservative Allocation Fund
	Bond Portfolio	Moderate Allocation Fund
	Income Fund	Aggressive Allocation Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
High-Yield Bond Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as “principal accounting officer”).

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors has determined that Miles D. Harper, III, an "independent" Director serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Services fees paid to auditing firm:

	Fiscal Year ended 9/30/10		Fiscal Year ended 9/30/11
	$	%*	$	% *

(a) Audit Fees	$15,785		$17,050
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,998	0%	$2,820	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$18,783	0%	$19,870	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(e)  Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.  In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors.  The Committee may delegate its authority to pre-approve certain matters to one or more of its members.  In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance.  In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/10		Fiscal Year ended 9/30/11
$	%*	$	% *
$11,000	0%*	$42,500	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant’s independence and found that the provision of such services is compatible with maintaining the principal accountant’s independence..

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12  Exhibits.

(a)(1)   A copy of the Registrant’s Code of Ethics.

            Attached hereto.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            Senior Vice President -- Principal Executive Officer

Date: December 6, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            Senior Vice President -- Principal Executive Officer

Date: December 6, 2011

/s/ D. Wayne Silby

            D. Wayne Silby

            President -- Principal Executive Officer

Date: December 6, 2011

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: December 6, 2011